Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	¥ 9,000
Issuance of redeemable non-controlling interest	1,392,534
Acquisition of redeemable non-controlling interest	(9,000)
Redeemable non-controlling interest arising from business acquisition	16,784
Net income attributable to redeemable non-controlling interest	12,362	$ 1,940	¥ (254)	¥ 781
Closing balance	¥ 1,421,680	$ 223,092	¥ 9,000